UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-01886
SELIGMAN CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
Seligman Capital Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.3%)
Goodrich	19,700		$1,070,498
ITT	51,200		2,670,080
Precision Castparts	39,000		3,972,930

Total			7,713,508

Airlines (0.7%)
Delta Air Lines	178,900	(b)	1,602,944

Biotechnology (2.0%)
Alexion Pharmaceuticals	42,000	(b,d)	1,870,680
United Therapeutics	10,000	(b,d)	489,900
Vertex Pharmaceuticals	61,900	(b,d)	2,346,010

Total			4,706,590

Capital Markets (1.1%)
Invesco	109,200		2,485,392

Chemicals (1.7%)
Celanese Series A	40,900		1,022,500
Ecolab	28,000		1,294,440
Potash Corp of Saskatchewan	17,200	(c)	1,553,848

Total			3,870,788

Commercial Banks (0.5%)
Zions Bancorporation	62,700	(d)	1,126,719

Commercial Services & Supplies (0.3%)
Avery Dennison	18,000		648,180

Communications Equipment (3.2%)
Blue Coat Systems	160,200	(b,d)	3,618,918
Brocade Communications Systems	292,000	(b,d)	2,295,120
F5 Networks	39,900	(b)	1,581,237

Total			7,495,275

Construction & Engineering (2.2%)
Fluor	26,400		1,342,440
Foster Wheeler	88,700	(b,d)	2,830,417
Quanta Services	39,200	(b)	867,496

Total			5,040,353

Consumer Finance (1.2%)
Discover Financial Services	178,300		2,893,809

Diversified Consumer Services (4.3%)
Apollo Group Cl A	31,000	(b,d)	2,283,770
Coinstar	232,564	(b,d)	7,669,961

Total			9,953,731

Issuer	Shares		Value(a)
Diversified Financial Services (1.2%)
CME Group	1,500		462,285
Interactive Brokers Group Cl A	119,500	(b)	2,374,465

Total			2,836,750

Diversified Telecommunication Services (0.4%)
Qwest Communications Intl	265,300	(d)	1,010,793

Electric Utilities (1.5%)
ITC Holdings	75,900	(d)	3,449,655

Electrical Equipment (1.4%)
General Cable	83,200	(b)	3,257,280

Energy Equipment & Services (3.6%)
Cameron Intl	37,300	(b,d)	1,410,686
Natl Oilwell Varco	67,800	(b)	2,924,214
Noble	33,000		1,252,680
Weatherford Intl	135,300	(b,c)	2,804,769

Total			8,392,349

Food & Staples Retailing (2.1%)
BJ’s Wholesale Club	133,400	(b,d)	4,831,748

Health Care Equipment & Supplies (3.0%)
Alcon	24,800	(c)	3,439,016
Beckman Coulter	15,324		1,056,437
NuVasive	57,000	(b,d)	2,380,320

Total			6,875,773

Health Care Providers & Services (2.5%)
Community Health Systems	73,700	(b,d)	2,353,241
Express Scripts	29,400	(b)	2,280,852
WellPoint	23,700	(b)	1,122,432

Total			5,756,525

Health Care Technology (0.9%)
Cerner	28,300	(b,d)	2,116,840

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies	113,900	(b,d)	4,370,343
Darden Restaurants	116,500		3,976,145

Total			8,346,488

Household Durables (2.6%)
Lennar Cl A	137,100	(d)	1,953,675
Meritage Homes	103,100	(b,d)	2,092,930
NVR	3,200	(b)	2,039,584

Total			6,086,189

Insurance (3.3%)
AFLAC	74,600		3,188,404
Principal Financial Group	59,549		1,631,047
Prudential Financial	54,942		2,742,155

Total			7,561,606

Issuer	Shares		Value(a)
Internet Software & Services (5.0%)
Equinix	22,300	(b,d)	2,051,600
SAVVIS	601,968	(b)	9,523,134

Total			11,574,734

IT Services (5.1%)
Cognizant Technology Solutions Cl A	138,700	(b)	5,362,142
MasterCard Cl A	32,500	(d)	6,569,875

Total			11,932,017

Life Sciences Tools & Services (3.4%)
Illumina	112,800	(b,d)	4,794,000
Life Technologies	66,800	(b)	3,109,540

Total			7,903,540

Machinery (2.0%)
Cummins	29,300	(d)	1,312,933
Joy Global	67,800	(d)	3,318,132

Total			4,631,065

Metals & Mining (2.2%)
Agnico-Eagle Mines	46,300	(c)	3,141,455
United States Steel	42,900	(d)	1,903,473

Total			5,044,928

Multiline Retail (3.7%)
Big Lots	145,800	(b,d)	3,647,916
Kohl’s	84,800	(b)	4,837,840

Total			8,485,756

Multi-Utilities (0.4%)
Public Service Enterprise Group	29,000		911,760

Oil, Gas & Consumable Fuels (2.0%)
Massey Energy	41,700	(d)	1,163,013
Noble Energy	26,300		1,734,748
Southwestern Energy	41,300	(b)	1,762,684

Total			4,660,445

Personal Products (2.6%)
Avon Products	178,100		6,048,276

Pharmaceuticals (1.0%)
Allergan	18,500		1,050,060
Medicis Pharmaceutical Cl A	54,600		1,165,710

Total			2,215,770

Professional Services (1.3%)
FTI Consulting	72,000	(b)	3,067,920

Road & Rail (1.7%)
CSX	66,100		2,766,946
JB Hunt Transport Services	38,900	(d)	1,249,857

Total			4,016,803

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (6.9%)
Intersil Cl A	241,900	(d)	3,703,489
Marvell Technology Group	478,800	(b,c)	7,751,772
Microsemi	305,400	(b,d)	4,822,266

Total			16,277,527

Software (10.0%)
Activision Blizzard	271,900	(b)	3,368,841
Citrix Systems	72,700	(b)	2,852,021
McAfee	108,700	(b)	4,759,973
Rovi	371,911	(b,d)	12,496,209

Total			23,477,044

Specialty Retail (1.7%)
J Crew Group	109,300	(b,d)	3,915,126

Transportation Infrastructure (1.6%)
Aegean Marine Petroleum Network	164,200	(c)	3,694,500

Wireless Telecommunication Services (1.3%)
NII Holdings	66,600	(b)	1,996,668
SBA Communications Cl A	34,700	(b,d)	937,941

Total			2,934,609

Total Common Stocks (Cost: $202,491,126)			$228,851,105

Money Market Fund (3.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	8,511,410	(e)	$8,511,410

Total Money Market Fund (Cost: $8,511,410)			$8,511,410

Investments of Cash Collateral Received for Securities on Loan (27.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	62,680,811	$62,680,811

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $62,680,811)		$62,680,811

Total Investments in Securities (Cost: $273,683,347)(f)		$300,043,326

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 9.6% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $273,683,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,828,000
Unrealized depreciation	(11,468,000)

Net unrealized appreciation	$26,360,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$228,851,105	$—	$—	$228,851,105

Total Equity Securities	228,851,105	—	—	228,851,105

Other
Affiliated Money Market Fund (b)	8,511,410	—	—	8,511,410
Investments of Cash Collateral Received for Securities on Loan	62,680,811	—	—	62,680,811

Total Other	71,192,221	—	—	71,192,221

Total	$300,043,326	$—	$—	$300,043,326

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Capital Fund, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 25, 2009